Going Concern (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Disclosure of Going Concern [Abstract]
Negative working capital	$ (4,900,000)	$ (3,800,000)
Accumulated deficit		54,000,000
Cash used in operations	500,000	$ 1,200,000
Accumulated deficit increased	1,000,000
Total deficit	$ 56,000,000